EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2018
Events after reporting date [Abstract]
EVENTS AFTER THE REPORTING PERIOD
44	EVENTS AFTER THE REPORTING PERIOD

(a)
On 26 January 2019, the ship, Leopard Sun was purchased from the joint venture (Leopard Tankers Pte. Ltd.) for US$27,000,000 and on the 4 February 2019 the Leopard Moon was purchased from the same entity and for the same amount. The vessels were financed with a new loan facility through NIBC and the funds were used to partially settle the purchase price settlement. The remaining purchase price was settled via the shareholder loan account.

(b)
On 18 February 2019, the ship, Lavela was contracted for sale from the joint venture (Petrochemical Shipping Limited) for US$14,800,000.
The vessel has been delivered to the new owners on the 27 March 2019.

(c)	In December 2018, the trustees to the Grindrod Pension Fund, a fund for employees of the Former Parent group, recommended that the portion of the pension fund surplus that related to former or current employees of GSSA should be passed down to the Group. The advisors to the Grindrod Pension Fund recommended that GSSA should be included as a second participating employer of this fund and that GSSA should receive 40% of the Pension Fund Surplus. An amendment to the rules of the Grindrod Pension Fund is required for GSSA to become a participating employer which also requires approval by the Financial Sector Conduct Authority (“FSCA”). Application for a rule amendment was submitted to the FSCA post year end and the Group is yet to receive confirmation that the change has been accepted.

(d)	On 2 April 2019, the ship, IVS Kawana was contracted for sale from the subsidiary (IVS Bulk 462 Pte. Ltd.) for US$7,800,000. The vessel is expected to deliver to the new owners on the 30 April 2019.